Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Revenues	$ 21,431,952	$ 18,149,244	$ 16,732,688
Total cost of revenues	14,348,156	11,596,681	11,320,796
Gross profit	7,083,796	6,552,563	5,411,892
Operating expenses:
Selling expenses	1,434,220	2,068,278	871,797
General and administrative expenses	21,809,751	3,162,801	1,036,922
Research and development expenses	898,642	2,879,183	1,341,221
Total operating expenses	24,142,613	8,110,262	3,249,940
(Loss) income from operations	(17,058,817)	(1,557,699)	2,161,952
Other income (expense):
Interest income	29,747	8,691	7,279
Interest expense	(118,124)	(113,657)	(72,197)
Other income, net	105,609	5,821	492,123
Total other income (expense), net	17,232	(99,145)	427,205
(Loss) income before income taxes	(17,041,585)	(1,656,844)	2,589,157
Provision for income taxes	302,992	274,399	255,570
Net (loss) income	(17,344,577)	(1,931,243)	2,333,587
Other comprehensive loss
Foreign currency translation adjustments	(120,836)	(281,259)	(105,029)
Comprehensive (loss) income	$ (17,465,413)	$ (2,212,502)	$ 2,228,558
(Loss) earnings per share*
Basic (in Dollars per share)	$ (0.75)	$ (0.1)	$ 0.47
Diluted (in Dollars per share)	$ (0.75)	$ (0.1)
Weighted average number of shares outstanding
Basic (in Shares)	23,233,110	20,208,803	20,000,000
Diluted (in Shares)	23,233,110	20,208,803
Third Parties
Total Revenues	$ 20,381,046	$ 17,642,595	$ 16,732,688
Total cost of revenues	13,959,008	10,919,792	11,110,545
Related Party
Total Revenues	1,050,906	506,649
Total cost of revenues	$ 389,148	$ 676,889	$ 210,251